Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payments
Schedule of share-based payment transactions

	2024	2023
	£ 000	£ 000
2021 Incentive Plan	7,142	8,084
Enterprise Management Incentive	344	732
	7,486	8,816

EMI Scheme
Share-based payments
Schedule of movements in outstanding share options and weighted average exercise prices

	2024	2023
	Number	Number
Outstanding, start of period	1,170,231	2,101,108
Granted during the period	—	—
Forfeited during the period	(224,802)	(162,185)
Exercised during the period	—	(768,692)
Outstanding, end of period	945,429	1,170,231

	2024	2023
	£	£
Outstanding, start of period	2.50	1.90
Granted during the period	—	—
Forfeited during the period	3.80	2.40
Exercised during the period	—	1.00
Outstanding, end of period	2.20	2.50

Schedule of share options outstanding

	31 December	31 December
	2024	2023
Weighted average exercise price (£)	2.20	2.50
Number of share options outstanding	945,429	1,170,231
Expected weighted average remaining vesting period (years)	0.92	1.78

Schedule of fair value of options granted

December 31,
2022
Average share price at date of grant (£)	50.70
Expected volatility (%)	50.00
Vesting period in years	2.75
Risk-free interest rate (%)	1.25

2021 Incentive Plan
Share-based payments
Schedule of movements in outstanding share options and weighted average exercise prices

	2024	2023
	Number	Number
Outstanding, start of period	998,598	435,567
Granted during the period	397,803	737,060
Forfeited during the period	(96,822)	(71,577)
Exercised during the period	(128,369)	(102,452)
Outstanding, end of period	1,171,210	998,598

	2024	2023
	£	£
Outstanding, start of period	9.80	66.30
Granted during the period	9.80	9.80
Forfeited during the period	9.80	64.20
Outstanding, end of period	9.80	9.80

Schedule of share options outstanding

	31 December	31 December
	2024	2023
Weighted average exercise price (£)	0.91	1.20
Number of share options outstanding	1,171,210	998,598
Expected weighted average remaining vesting period (years)	2.14	3.30

Schedule of fair value of options granted

	December 31,	December 31,
	2024	2023
Average share price at date of grant (£)	7.13	9.50
Expected volatility (%)	90.00%	89.58%
Dividend yield (%)	—	—
Risk-free interest rate (%)	4.43%	4.78%

Schedule of share based compensation payment award inputs option

December 31,
2023
Average share price at date of grant (£)	6.20
Expected volatility (%)	90.00
Dividend yield (%)	—
Vesting period in years	2.63
Risk-free interest rate (%)	4.80